Cash and Cash Equivalents - Additional Information (Details) CAD in Thousands, $ in Thousands	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 84,013		$ 110,070	$ 41,953
Restricted cash | CAD	CAD 1,000		CAD 1,000
Money Market Funds and Term Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 54,522		$ 80,914